Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2022
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 14 – Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2022 and 2021 consisted of the following:

		December 31,
	Note	2022	2021
Accrued professional fees		$308	$234
Accrued staff costs and staff benefits		49	35
Rental deposits from tenants		205	191
Rental receipt in advance		10	7
Interest receipt in advance		—	5
Advances from unrelated parties	*	409	448
Others		279	689
		$1,260	$1,609

*  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.